INITIAL BUSINESS COMBINATION	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
INITIAL BUSINESS COMBINATION	NOTE 8. INITIAL BUSINESS COMBINATION On August 3, 2022, the Company entered into the Business Combination Agreement with Merger Sub and Seamless. See Note 1 for more detailed discussions.